BORROWINGS - Summary of Non-current and Current Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Borrowings [abstract]
Non-current	$ 0	$ 0
Current	6,107	5,944
Total	$ 6,107	$ 5,944